Concentration of Risk	12 Months Ended
Jun. 30, 2023
Concentration of Risk
Concentration of Risk
17.	Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, short-term loan receivables, due from related parties and deposit to suppliers. As of June 30, 2023, all of the Groups’ cash and cash equivalents and restricted cash was held by major financial institutions located in Mainland and Hong Kong, China. The Group believes that these financial institutions located in Mainland and Hong Kong China are of high credit quality. For accounts receivable, short-term loan receivables, due from related parties and deposit to suppliers, the Group extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Group delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Group reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Group considers that the Group’s credit risk for accounts receivable, short-term loan receivables, due from related parties and deposit to suppliers is significantly reduced.

Concentration of customers

The following tables summarized the information about the Group’s concentration of customers for the years ended June 30, 2021, 2022 and 2023 or as of June 30, 2022 and 2023, respectively:

	A	B	C	D	E	F	G	H

Year Ended June 30, 2023
Revenues, customer concentration risk	*	*	—	18%	22%	*	16%	*

Year Ended June 30, 2022
Revenues, customer concentration risk	*	*	13%	14%	10%	*	*	*

Year Ended June 30, 2021
Revenues, customer concentration risk	18%	11%	*	*	—	—	*	*

As of June 30, 2023 (1)
Accounts receivable (from third parties and related parties), customer concentration risk	*	*	—	*	*	*	*	15%

As of June 30, 2022 (1)
Accounts receivable (from third parties and related parties), customer concentration risk	*	*	*	13%	36%	12%	*	*
(1)

The denominator for the calculation of accounts receivable, customer concentration risk was the total amount of accounts receivable from third parties, contract assets from third parties and accounts receivable from related parties as of June 30, 2022 and 2023, respectively.

*	Less than 10%.
-	No transaction incurred for the reporting period/no balance existed as of the reporting date.